Schedule of Assumptions used for Fair Value of Convertible Promissory Notes (Details) (USD $)	6 Months Ended
Jul. 31, 2013
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 1	0.10%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 2	1.04
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 3	151.47%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 4	$ 0.80
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 5	0.00%